Note 4 - Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the Year Ended December 31,
	2025	2024
Net Income	$322,000	$2,795,000

Weighted average shares outstanding – basic	2,632,661	2,578,804
Effect of dilutive common stock equivalents	-	-
Adjusted weighted average shares outstanding – diluted	2,632,661	2,578,804

Basic earnings per share from continuing operations	$0.12	$0.92
Basic earnings per share from discontinued operations	$0.00	$0.16
Basic earnings per share, net	$0.12	$1.08
Diluted earnings per share from continuing operations	$0.12	$0.92
Diluted earnings per share from discontinued operations	$0.00	$0.16
Diluted earnings per share, net	$0.12	$1.08